Business combination - Fair value of the identifiable assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Apr. 29, 2022
Business combination
Cash	$ 233,407
Accounts receivable	605,579
Biological assets	200,457
Inventory	904,006
Prepayments	179,597
Intangible assets	24,665,772
Property, plant and equipment, net	12,936,374
Trade and other payables	(3,775,599)
Loans and borrowing	(4,058,030)
Net assets acquired	31,891,563
Gain on bargain purchase	12,760,356
Fair value of consideration		$ 19,131,000
Holigen and RPK
Business combination
Intangible assets	31,891,563
Gain on bargain purchase	12,760,356
Fair value of consideration	19,131,000
Holigen
Business combination
Net loss from the date of acquisition	966,426
Net loss if the acquisition happened at the beginning of the period	$ 1,825,521